Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Related Party Transaction [Line Items]
Interest expense-Deposits	₨ (286.5)	$ (3.8)	₨ (279.3)	₨ (169.5)
Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	27,578.8	363.5	23,048.1	20,091.1
Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.1	0.0	552.5	1,194.2
Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(11,741.3)	(154.8)	(8,730.7)	(8,960.4)
Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(19.2)	$ (0.3)	(29.5)	(35.5)
Principal Owner
Related Party Transaction [Line Items]
Interest expense-Deposits	(204.3)		(108.0)	(85.3)
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	4,639.3		3,246.5	3,089.4
Principal Owner | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		0.0	0.0
Principal Owner | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(7,182.4)		(5,874.4)	(5,840.8)
Principal Owner | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(19.2)		(24.3)	(25.8)
Others
Related Party Transaction [Line Items]
Interest expense-Deposits	(82.2)		(171.3)	(84.2)
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	22,939.5		19,801.6	17,001.7
Others | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.1		552.5	1,194.2
Others | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(4,558.9)		(2,856.3)	(3,119.6)
Others | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ 0.0		₨ (5.2)	₨ (9.7)